Goodwill (Details 1) - 12 months ended Dec. 31, 2023	USD ($)	CNY (¥)
Indefinite-Lived Intangible Assets [Line Items]
GoodWill		¥ 21,155,897
Less: goodwill impairment loss		(9,729,086)
Equity transfer loss		(11,426,811)
GoodWill
Holographic Solutions [Member]
Indefinite-Lived Intangible Assets [Line Items]
GoodWill		9,729,086
Less: goodwill impairment loss		(9,729,086)
GoodWill
Holographic Technology Service [Member]
Indefinite-Lived Intangible Assets [Line Items]
GoodWill		11,426,811
Less: goodwill impairment loss
Equity transfer loss		(11,426,811)
GoodWill